Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2017
Stock-Based Compensation
Schedule of the stock-based compensation

	Six Months Ended June 30,
	2016	2017
	(In thousands)
Cost of revenues	$1,051	$1,635
Sales and marketing	1,918	3,761
Product development	6,056	10,245
General and administrative	6,770	6,985

	$15,795	$22,626

Summary of the number of shares available for issuance

Shares Available
(In thousands)
December 31, 2016	18,878
Addition	—
Granted*	(561)
Cancelled/expired/forfeited	123

June 30, 2017	18,440

*	During the six months ended June 30, 2017, 0.6 million restricted share units and no options were granted under the 2014 Plan.

Summary of option activities under the Company' stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2016	2,587	$1.41	1.6	$101,403
Granted	—	$—
Exercise	(1,744)	$0.80
Cancelled/expired/forfeited	(2)	$3.49
June 30, 2017	841	$2.67	2.0	$53,626

Vested and expected to vest as of June 30, 2017	835	$2.66	2.0	$53,287
Exercisable as of June 30, 2017	790	$2.62	1.9	$50,466

Schedule of stock options outstanding

        Information regarding stock options outstanding at June 30, 2017 is summarized below:

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
$0.36 - $0.41	151	$0.38	151	$0.36	0.25
$0.96 - $1.80	69	$0.97	69	$0.97	0.75
$3.25 - $3.36	278	$3.33	278	$3.33	1.91
$3.43 - $3.50	343	$3.48	293	$3.48	3.10

	841	$0.39	791	$2.62	0.29

Performance-based restricted share units
Stock-Based Compensation
Summary of restricted share unit activities

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2016	108	$27.00
Awarded	155	$50.45
Vested	(102)	$27.00
Cancelled	(10)	$34.74

June 30, 2017	151	$50.48

Service-based restricted share units
Stock-Based Compensation
Summary of restricted share unit activities

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2016	5,458	$17.23
Awarded	406	$51.61
Vested	(1,295)	$17.00
Cancelled	(113)	$17.32

June 30, 2017	4,456	$20.43